Financing Receivables (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired client loan receivables
Recorded Investment	$ 353	$ 201
Related Allowance	340	183
Average Recorded Investment	276	173
Interest Income Recognized	0	0
Interest Income Recognized on Cash Basis		0
Major Markets
Impaired client loan receivables
Recorded Investment	54	79
Related Allowance	47	67
Average Recorded Investment	68	76
Interest Income Recognized	0	0
Interest Income Recognized on Cash Basis		0
Growth Markets
Impaired client loan receivables
Recorded Investment	299	122
Related Allowance	293	116
Average Recorded Investment	208	97
Interest Income Recognized	0	0
Interest Income Recognized on Cash Basis		$ 0